Short-Term Borrowings - Summary of Short-Term Borrowings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Tax rate on interest	35.00%
Compensation expense included in federal funds purchased and short term borrowings rates	$ 203	$ 218	$ 216